AST COHEN & STEERS REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.5%
Common Stocks
Casinos & Gaming — 1.0%
Boyd Gaming Corp.(a)	66,134	$3,151,285
Caesars Entertainment, Inc.*	31,201	1,006,544
		4,157,829
Health Care REITs — 9.7%
Healthcare Realty Trust, Inc.	358,964	7,484,399
Healthpeak Properties, Inc.	364,067	8,344,416
Welltower, Inc.	378,604	24,351,809
		40,180,624
Hotel & Resort REITs — 2.4%
Host Hotels & Resorts, Inc.	608,188	9,658,026
Industrial REITs — 13.4%
Americold Realty Trust, Inc.(a)	489,104	12,031,957
Duke Realty Corp.	464,983	22,412,181
Prologis, Inc.	205,320	20,860,512
		55,304,650
Office REITs — 1.8%
Highwoods Properties, Inc.(a)	279,386	7,532,247
Real Estate Services — 1.9%
Jones Lang LaSalle, Inc.*	52,626	7,950,210
Residential REITs — 22.1%
Apartment Income REIT Corp.	245,383	9,476,692
Camden Property Trust	118,721	14,181,224
Essex Property Trust, Inc.	20,080	4,863,978
Invitation Homes, Inc.	855,704	28,897,124
Mid-America Apartment Communities, Inc.	46,676	7,238,047
Sun Communities, Inc.	85,155	11,524,026
UDR, Inc.	369,527	15,412,971
		91,594,062
Retail REITs — 14.4%
Federal Realty Investment Trust	24,516	2,209,382
Kimco Realty Corp.	381,762	7,028,238
Realty Income Corp.(a)	322,961	18,796,330
Simon Property Group, Inc.	260,553	23,384,632
SITE Centers Corp.	240,738	2,578,304
Spirit Realty Capital, Inc.	157,842	5,707,567
		59,704,453
Specialized REITs — 31.8%
American Tower Corp.	184,753	39,666,469
Crown Castle, Inc.	110,115	15,917,123
Digital Realty Trust, Inc.(a)	202,624	20,096,248
Equinix, Inc.	19,656	11,181,119
	Shares	Value
Common Stocks (continued)
Specialized REITs (cont’d.)
Extra Space Storage, Inc.	44,481	$7,682,314
Public Storage	112,538	32,952,252
SBA Communications Corp.	9,763	2,779,038
Weyerhaeuser Co.	52,784	1,507,511
		131,782,074

Total Long-Term Investments (cost $459,655,892)		407,864,175
Short-Term Investments — 10.0%
Affiliated Mutual Fund — 8.6%
PGIM Institutional Money Market Fund (cost $35,608,663; includes $35,459,501 of cash collateral for securities on loan)(b)(we)	35,632,687	35,607,744
Unaffiliated Fund — 1.4%
Dreyfus Government Cash Management (Institutional Shares)	5,802,400	5,802,400
(cost $5,802,400)

Total Short-Term Investments (cost $41,411,063)		41,410,144

TOTAL INVESTMENTS—108.5% (cost $501,066,955)		449,274,319

Liabilities in excess of other assets — (8.5)%		(35,012,781)

Net Assets — 100.0%		$414,261,538

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,129,228; cash collateral of $35,459,501 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A1